               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated February 22, 2000
                     to Prospectus Dated October 26, 1999
                          Class A, B and C Shares of:

  Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real
   Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington
       Healthcare Fund and Munder Framlington International Growth Fund

                            AVAILABILITY OF SHARES

   The Class C Shares of the Equity Selection Fund, Growth Opportunities Fund and Framlington Global Financial Services Fund are not currently available for purchase.

                             CLOSING OF VALUE FUND

   Shares of the Value Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

                     WAIVER OF SALES CHARGE FOR VALUE FUND

   The contingent deferred sales charge imposed on redemptions for current holders of Class B or Class C Shares of the Value Fund is being waived. Current holders of Class A, Class B or Class C Shares of the Value Fund may purchase Class A Shares of any Fund of the Company, the Trust or Framlington at Net Asset Value if such shares are being purchased with proceeds from the redemption of shares of the Value Fund.

                    CHANGE OF NAME FOR GROWTH & INCOME FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.

      CHANGE OF NAME AND PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund, and approved the change in performance benchmark for the Fund. Accordingly, the section entitled "Risk Return Summary--Principal Investment Strategies" of the Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing at least 65% of its assets in equity securities.

     The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

     The Fund generally invests in companies with market capitalizations of at least $1 billion.

     The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

SUPPROEQABC200

          PORTFOLIO MANAGEMENT OF REAL ESTATE EQUITY INVESTMENT FUND

   Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with the Advisor since 1993.

                      PORTFOLIO MANAGEMENT OF VALUE FUND

   John S. Adams, Brian Wall and Heather Williams jointly manage the Fund. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995). Mr. Adams, Senior Portfolio Manager of the Advisor, has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the Advisor since 1987. Ms. Williams has managed the Fund since January 2000. Ms. Williams has managed institutional value portfolios for the Advisor since 1996. Ms. Williams served as Vice President and Quantitative Analyst for Loomis, Sayles & Company, L.P. (1992-1996).

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation.

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary--Principal Investment Strategies" of the Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

               PRINCIPAL INVESTMENT STRATEGIES OF BALANCED FUND

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Balanced Fund in the prospectus is hereby supplemented with the following:

     Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated February 22, 2000
                     to Prospectus Dated October 26, 1999
                              Class K Shares of:

Munder Balanced Fund, Munder Growth & Income Fund, Munder Growth Opportunities
 Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-
  Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity
   Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder
  Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond
 Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund,
   Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S.
                          Treasury Money Market Fund

                             CLOSING OF VALUE FUND

   Shares of the Value Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

                    CHANGE OF NAME FOR GROWTH & INCOME FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.

          PORTFOLIO MANAGEMENT OF REAL ESTATE EQUITY INVESTMENT FUND

   Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby has been with the Advisor since 1993, and also serves as portfolio manager for separately managed institutional accounts.

                      PORTFOLIO MANAGEMENT OF VALUE FUND

   John S. Adams, Brian Wall and Heather Williams jointly manage the Fund. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995). Mr. Adams, Senior Portfolio Manager of the Advisor, has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the Advisor since 1987. Ms. Williams has managed the Fund since January 2000. Ms. Williams has managed institutional value portfolios for the Advisor since 1996. Ms. Williams served as Vice President and Quantitative Analyst for Loomis, Sayles & Company, L.P. (1992-1996).

         PORTFOLIO MANAGEMENT OF BOND FUND, INTERMEDIATE BOND FUND AND
                          U.S. GOVERNMENT INCOME FUND

   Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

                PORTFOLIO MANAGEMENT OF INTERNATIONAL BOND FUND

   Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation.

SUPPROK200

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary--Principal Investment Strategies" of the Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

             PRINCIPAL INVESTMENT STRATEGIES OF BALANCED FUND AND
                      REAL ESTATE EQUITY INVESTMENT FUND

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Balanced Fund in the prospectus is hereby supplemented with the following:

     Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Real Estate Equity Investment Fund in the prospectus is hereby supplemented with the following:

     The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

                                  MANAGEMENT

   The last two paragraphs in the section entitled "Management--Investment Advisors And Sub-Advisor" in the prospectus are hereby deleted and replaced with the following:

   During the fiscal year ended June
30, 1999, each Fund paid an advisory
fee at an annual rate based on the
average daily net assets of the Fund
(after waivers, if any) as follows:

   Balanced Fund................  0.65%
   Growth & Income Fund.........  0.75%
   Growth Opportunities Fund....  0.75%
   Index 500 Fund...............  0.07%
   International Equity Fund....  0.75%
   Micro-Cap Equity Fund........  1.00%
   Multi-Season Growth Fund.....  0.75%
   Real Estate Equity Investment
    Fund........................  0.74%
   Small-Cap Value Fund.........  0.75%
   Small Company Growth Fund....  0.75%
   Value Fund...................  0.74%
   Framlington Emerging Markets
    Fund........................  1.25%
   Framlington Healthcare Fund..  1.00%
   Framlington International
    Growth Fund.................  1.00%
   Bond Fund....................  0.50%
   Intermediate Bond Fund.......  0.50%

                            International Bond Fund...... 0.50%
                            U.S. Government Income Fund.. 0.50%
                            Michigan Tax-Free Bond Fund.. 0.50%
                            Tax-Free Bond Fund........... 0.50%
                            Tax-Free Short-Intermediate
                             Bond Fund................... 0.50%
                            Cash Investment Fund......... 0.35%
                            Tax-Free Money Market Fund... 0.35%
                            U.S. Treasury Money Market
                             Fund........................ 0.35%

                                            During the fiscal year ended June
                                         30, 1999, a portion of the advisory
                                         fees for the Index 500 Fund and the
                                         Multi-Season Growth Fund were
                                         waived. As a result, the payments
                                         shown above for those Funds were
                                         less than the contractual advisory
                                         fees of .20% of the first $250
                                         million of the Index 500 Fund's
                                         average daily net assets; .12% of
                                         the next $250 million of the Fund's
                                         average daily net assets and .07% of
                                         the Fund's average daily net assets
                                         over $500 million and 1.00% of the
                                         first $500 million of the Multi-
                                         Season Growth Fund's average daily
                                         net assets and .75% of that Fund's
                                         average daily net assets over $500
                                         million.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated February 22, 2000
                     to Prospectus Dated October 26, 1999
                              Class Y Shares of:

  Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Future Technology Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season
  Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value
   Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global
      Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate
Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free
  Short-Intermediate Bond Fund, Munder Short Term Treasury Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund
                  and Munder U.S. Treasury Money Market Fund

              CLOSING OF VALUE FUND AND SHORT TERM TREASURY FUND

   Shares of the Value Fund and Short Term Treasury Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

                    CHANGE OF NAME FOR GROWTH & INCOME FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.

      CHANGE OF NAME AND PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund, and approved the change in performance benchmark for the Fund. Accordingly, the section entitled "Risk Return Summary--Principal Investment Strategies" of the Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing at least 65% of its assets in equity securities.

     The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

     The Fund generally invests in companies with market capitalizations of at least $1 billion.

     The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

          PORTFOLIO MANAGEMENT OF REAL ESTATE EQUITY INVESTMENT FUND

   Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with the Advisor since 1993.

                      PORTFOLIO MANAGEMENT OF VALUE FUND

   John S. Adams, Brian Wall and Heather Williams jointly manage the Fund. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995). Mr. Adams, Senior Portfolio Manager of the Advisor, has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the Advisor since 1987. Ms. Williams has managed the Fund since January 2000. Ms. Williams has managed institutional value portfolios for the Advisor since 1996. Ms. Williams served as Vice President and Quantitative Analyst for Loomis, Sayles & Company, L.P. (1992-1996).

         PORTFOLIO MANAGEMENT OF BOND FUND, INTERMEDIATE BOND FUND AND
                          U.S. GOVERNMENT INCOME FUND

   Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

SUPPROY200

                PORTFOLIO MANAGEMENT OF INTERNATIONAL BOND FUND

   Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

              ADDITION OF CO-MANAGER FOR SHORT TERM TREASURY FUND

   Tom O'Rourke has been appointed co-manager of the Short Term Treasury Fund. Mr. O'Rourke has managed short term institutional portfolios for the Advisor since 1998. Prior to joining the Advisor, Mr. O'Rourke was employed by Kmart Corporation as a manager of corporate finance. Mr. O'Rourke managed a fixed income portfolio for the corporation's pension plan, as well as managing the corporation's stable value portfolio for their 401(k) plan.

                            AVAILABILITY OF SHARES

   The Class Y Shares of all the Funds except the Cash Investment Fund, Multi-Season Growth Fund and the Money Market Fund are not currently available for purchase in the State of Nebraska. The Class Y Shares of the Future Technology Fund, Framlington Global Financial Services Fund, Growth Opportunities Fund and Short Term Treasury Fund are not currently available for purchase in the State of New Hampshire. The Class Y Shares of Framlington Global Financial Services Fund, Growth Opportunities Fund and Short Term Treasury Fund are not currently available for purchase in the State of Montana.

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation.

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary--Principal Investment Strategies" of the Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

               PRINCIPAL INVESTMENT STRATEGIES OF BALANCED FUND
                    AND REAL ESTATE EQUITY INVESTMENT FUND

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Balanced Fund in the prospectus is hereby supplemented with the following:

     Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Real Estate Equity Investment Fund in the prospectus is hereby supplemented with the following:

     The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

              THIS SUPPLEMENTAL SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated February 22, 2000
                     to Prospectus Dated October 26, 1999
                           Class A and B Shares of:

   Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and
                       Munder All-Season Aggressive Fund

     CLOSING OF ALL-SEASON CONSERVATIVE FUND AND ALL-SEASON MODERATE FUND

   Shares of the All-Season Conservative Fund and All-Season Moderate Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

            WAIVER OF SALES CHARGE FOR ALL-SEASON CONSERVATIVE FUND
                         AND ALL-SEASON MODERATE FUND

   The contingent deferred sales charge imposed on redemptions for current holders of Class B Shares of the All-Season Conservative Fund and All-Season Moderate Fund is being waived. Current holders of Class A or Class B Shares of the All-Season Conservative Fund and All-Season Moderate Fund may purchase Class A Shares of any Fund of the Company, the trust or Framlington at Net Asset Value if such shares are being purchased with proceeds from the redemption of shares of the All-Season Conservative Fund or All-Season Moderate Fund.

                             CLOSING OF VALUE FUND

   Shares of the Value Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

                    CHANGE OF NAME FOR GROWTH & INCOME FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.

      CHANGE OF NAME AND PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund, and approved the change in performance benchmark for the Fund. Accordingly, the section entitled "More About The Funds--Description Of Underlying Funds" for the Focus Growth Fund in the prospectus is hereby deleted and replaced with the following:

  Focus Growth Fund
  The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

                 CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR
            ALL-SEASON CONSERVATIVE FUND, ALL-SEASON MODERATE FUND
                        AND ALL-SEASON AGGRESSIVE FUND

   The All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund are each managed by a committee of professional portfolio managers of the Advisor.

                               FEES AND EXPENSES

   The section entitled "Fees And Expenses--Annual Fund Operating Expenses" in the prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

                                               Class A Shares   Class B Shares
   Conservative Fund                           --------------   --------------
   Management Fees(1)                               .35%             .35%
   Distribution and/or Service (12b-1) Fees         .30%            1.00%
   Other Expenses(1)                               5.61%            5.61%
                                                   -----            -----
   Total Annual Fund Operating Expenses(1)         6.26%            6.96%
                                                   =====            =====

                                               Class A Shares   Class B Shares
   Moderate Fund                               --------------   --------------
   Management Fees(1)                               .35%             .35%
   Distribution and/or Services (12b-1) Fees        .30%            1.00%
   Other Expenses(1)                               1.89%            1.89%
                                                   -----            -----
   Total Annual Fund Operating Expenses(1)         2.54%            3.24%
                                                   =====            =====


SUPPROLIFEAB200

                                               Class A Shares   Class B Shares
   Aggressive Fund                             --------------   --------------
   Management Fees(1)                               .35%             .35%
   Distribution and/or Services (12b-1) Fees        .30%            1.00%
   Other Expenses(1)                                .31%             .31%
                                                   -----            -----
   Total Annual Fund Operating Expenses(1)          .96%            1.66%
                                                   =====            =====

-------
(a) The sale charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c) The CDSC payable upon redemption of Class B shares declines over time.
(1) For the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of its management fees and voluntarily reimbursed certain operating expenses for the Conservative Fund and Moderate Fund. As a result of these voluntary fee waivers and expense reimbursements, the actual management fees, operating expenses and total annual fund operating expenses paid by the Conservative Fund and Moderate Fund were: .10%, .31% and .71%, respectively, for Class A shares and .10%, .31% and 1.41%, respectively, for Class B shares of the Conservative Fund; and .10%, .31% and .71%, respectively, for Class A shares and .10%, .31% and 1.41%, respectively, for Class B shares of the Moderate Fund. The expenses for the Aggressive Fund have been restated for the current fiscal year to reflect an increase in general operating expenses. As a result of the voluntary fee waiver, the actual management fees and total annual fund operating expenses would be .10% and .71%, respectively, for Class A shares and .10% and 1.41%, respectively, for Class B shares of the Aggressive Fund. The advisor may terminate the fee waivers and/or expense reimbursements at any time.

In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .37% to 2.45%.

   The section entitled "Fee And Expenses--Example" for the Aggressive Fund in the prospectus is hereby deleted and replaced with the following:

                        Class A Shares       Class B Shares*       Class B Shares**
   Aggressive Fund      --------------       ---------------       ----------------
   1 Year                   $643                $686                  $169
   3 Years                  $840                $856                  $525
   5 Years                  $1,054              $1,141                $905
   10 Years                 $1,668              $1,613***             $1,613***

-------
*Assumes you sold your shares at the end of the time period.
**Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after the date of original purchase.

                                  PERFORMANCE

   The first footnote to the average annual total returns table in the section entitled "Risk Return Summary--Performance" for the Moderate Fund is hereby deleted and replaced with the following: *The inception date for the Class A shares is 4/4/97.

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation. Accordingly, the section entitled "More About The Funds--Description Of Underlying Funds" for the Small-Cap Value Fund and Value Fund in the prospectus are hereby deleted and replaced with the following:

  Small-Cap Value Fund
  The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

  Value Fund
  The Fund's primary goal is to provide long-term capital appreciation. The Fund pursues its goals by investing primarily in the equity securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million. The Fund will invest at least 65% of its assets in equity securities. The advisor will focus on companies that it believes are undervalued.

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the section entitled "More About The Funds--Description Of Underlying Funds" for the Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

  Small Company Growth Fund
  The Fund's goal to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalization below $1.5 billion.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated February 22, 2000
                     to Prospectus Dated October 26, 1999
                              Class Y Shares of:

   Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and
                       Munder All-Season Aggressive Fund

     CLOSING OF ALL-SEASON CONSERVATIVE FUND AND ALL-SEASON MODERATE FUND

   Shares of the All-Season Conservative Fund and All-Season Moderate Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

  CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR ALL-SEASON CONSERVATIVE FUND,
            ALL-SEASON MODERATE FUND AND ALL-SEASON AGGRESSIVE FUND

   The All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund are each managed by a committee of professional portfolio managers of the Advisors.

                             CLOSING OF VALUE FUND

   Shares of the Value Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

                    CHANGE OF NAME FOR GROWTH & INCOME FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.

      CHANGE OF NAME AND PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund, and approved the change in performance benchmark for the Fund. Accordingly, the section entitled "More About The Funds--Description Of Underlying Funds" for the Focus Growth Fund in the prospectus is hereby deleted and replaced with the following:

  Focus Growth Fund
  The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

                                  PERFORMANCE

   The section entitled "Risk Return Summary--Performance" for the All-Season Conservative Fund in the prospectus is hereby deleted and replaced with the following:

   The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad based securities market index.

   When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

All-Season Conservative Fund Class Y     Average Annual Total Return

                                         (for the periods ended December 31,
Total Return                             1998)
(per calendar year)
                                         -----------------------
                                                           Since
[BAR CHART]                                            Inception
                                                1 Year  (4/3/97)
1998    2.36%                            -----------------------
                          Class Y               2.36%     8.45%
                          Lehman Brothers Int.
                          Gov't/Corp. Index*    8.44%   9.15%**

                                         -------
                                         *The Lehman Brothers Intermediate
                                         Government/Corporate Bond Index is a
                                         weighted composite of (i) Lehman
                                         Brothers Intermediate Government
                                         Bond Index, which is comprised of
                                         all publicly issued, non-convertible
                                         debt of the U.S. Government or any
                                         agency thereof, quasi-federal
                                         corporations and corporate debt
                                         guaranteed by the U.S. Government
                                         with a maturity between one and ten
                                         years and (ii) Lehman Brothers
                                         Corporate Bond Index, which is
                                         comprised of all public fixed-rate,
                                         non-convertible investment-grade
                                         domestic corporate debt, excluding
                                         collaterized mortgage obligations.
                                         **Index return from 3/31/97.
-------
Year-to-date through
September 30, 1999: (0.89)%

Best Quarter:                          Q1 1998                                               3.74%
Worst Quarter:                         Q3 1998                                               (4.33%)

SUPPROLIFEY200

                               FEES AND EXPENSES

   The section entitled "Fees and Expenses--Annual Fund Operating Expenses" in the prospectus is hereby deleted and replaced with the following:

  Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

                                Conservative Fund Moderate Fund Aggressive Fund
                                ----------------- ------------- ---------------
   Management Fees(1)                  .35%            .35%          .35%
   Other Expenses(1)                  5.61%           1.89%          .31%
                                      -----           -----          ----
   Total Annual Fund Operating
    Expenses(1)                       5.96%           2.24%          .66%
                                      =====           =====          ====

-------
(1) For the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of its management fees and voluntarily reimbursed certain operating expenses for the Conservative Fund and Moderate Fund. As a result of these voluntary fee waivers and expense reimbursements, the actual management fees, other expenses and total annual fund operating expenses paid by the Conservative Fund and Moderate Fund were .10%, 31% and .41%, respectively, for the Conservative Fund, and .10%, 31% and .41%, respectively, for the Moderate Fund. The expenses for the Aggressive Fund have been restated for the current fiscal year to reflect an increase in general operating expenses. As a result of the voluntary fee waiver, the actual management fee and total annual fund operating expenses would be .10% and .41%, respectively, for the Aggressive Fund. The advisor may terminate the fee waivers and/or expense reimbursements at any time.

In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .37% to 2.45%.

   The section entitled "Fees and Expenses--Example" for the Aggressive Fund in the prospectus is hereby deleted and replaced with the following:

                       Aggressive Fund
                       ---------------
             1 Year         $ 68
             3 Years        $212
             5 Years        $369
             10 Years       $826

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation. Accordingly, the section entitled "More About The Funds--Description Of Underlying Funds" for the Small-Cap Value Fund and Value Fund in the prospectus are hereby deleted and replaced with the following:

  Small-Cap Value Fund
  The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

  Value Fund
  The Fund's primary goal is to provide long-term capital appreciation. The Fund pursues its goals by investing primarily in the equity securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million. The Fund will invest at least 65% of its assets in equity securities. The advisor will focus on companies that it believes are undervalued.

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the section entitled "More About The Fund--Description Of Underlying Funds" for the Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

  Small Company Growth Fund
  The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated February 22, 2000
                     to Prospectus Dated October 26, 1999
                         Michigan Municipal Shares of:

                        Munder Short Term Treasury Fund

                      CLOSING OF SHORT TERM TREASURY FUND

   Shares of the Short Term Treasury Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

              ADDITION OF CO-MANAGER FOR SHORT TERM TREASURY FUND

   Tom O'Rourke has been appointed co-manager of the Short Term Treasury Fund. Mr. O'Rourke has managed short term institutional portfolios for the Advisor since 1998. Prior to joining the Advisor, Mr. O'Rourke was employed by Kmart Corporation as a manager of corporate finance. Mr. O'Rourke managed a fixed income portfolio for the corporation's pension plan, as well as managing the corporation's stable value portfolio for their 401(k) plan.

SUPPROSTT200

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                      Supplement Dated February 22, 2000
                     to Prospectus Dated October 26, 1999
                              Class K Shares of:

                       Munder Equity Selection Fund and
               Munder Framlington Global Financial Services Fund

      CHANGE OF NAME AND PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund, and approved the change in performance benchmark for the Fund. Accordingly, the section entitled "Risk Return Summary--Principal Investment Strategies" of the Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing at least 65% of its assets in equity securities.

     The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

     The Fund generally invests in companies with market capitalizations of at least $1 billion.

     The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

SUPPROESGFSK200